                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10343

Morgan Stanley Nasdaq - 100 Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2004

Date of reporting period: May 31, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN
STANLEY NASDAQ-100 INDEX FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2004

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2004

                                                                          LIPPER
                                                     NASDAQ-           MULTI-CAP
                                                         100              GROWTH
CLASS A      CLASS B      CLASS C      CLASS D      INDEX(1)      FUNDS INDEX(2)
  2.57%        2.25%        2.12%        2.56%         2.95%               4.59%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Equity markets performed well during the six-month period ended May 31, 2004, after the strong rally that began back in March 2003. The market during this period can be characterized as having two distinct phases, the first resembling the rally seen earlier in the year and the second showing a marked shift in investor sentiment. During December 2003 and January 2004 the market rallied due to low interest rates, low inflationary concerns -- largely because of slow job growth -- and the capture of Saddam Hussein. The Federal Open Market Committee (the "Fed") stated that they would remain "patient" with low interest rates in the absence of clear inflationary pressures. Investors remained focused on high-beta sectors as the threat of interest-rate hikes stayed low; as a result, information technology and other economically sensitive sectors led the market, though all sectors returned positive results.

The next phase, marked by changed investor sentiment, began in late January 2004 with a strong earnings report from Intel, which led to profit taking in some high-beta sectors. The profit taking increased in all sectors in February after a weak University of Michigan consumer sentiment report. Then investors began to shift assets toward more-defensive, more attractively valued stocks. In the latter half of the period, Fed Chairman Alan Greenspan's comments that interest rates would likely rise in the future and mixed economic data reports caused the market to fluctuate without a discernible trend.

Energy and utility stocks returned the strongest results for the six-month period, largely due to high oil prices, which resulted in better revenue numbers for both of these sectors. Information technology companies posted the worst returns for the period, especially in the semiconductor industry. Large-cap stocks outperformed both small- and mid-cap issues as investors sought dividend-paying stocks with stable earnings.

PERFORMANCE ANALYSIS

Morgan Stanley Nasdaq-100 Index Fund underperformed the Nasdaq-100 Index(R)* and the Lipper Multi-Cap Growth Funds Index during the six-month period ended May 31, 2004. The "Investment Manager", Morgan Stanley Investment Advisors Inc., "passively" manages substantially all of the Fund's assets by investing in securities in approximately the same proportion as they are represented in the Nasdaq-100. As a result, the Fund has a high concentration of assets in its top ten holdings and a large exposure to information technology stocks. This sector was unfortunately the worst-performing one during this six-month period, and Fund performance suffered as a result. Chip maker Intel and software company Veritas were both a drag on performance. Despite Intel's strong revenue report in January, their gross margin forecasts for 2004 disappointed Wall Street analysts. Veritas suffered from competition with such blue-chip technology stocks as Sun Microsystems and Microsoft.

While the Fund lagged its benchmark, several of its allocations performed well. Consumer discretionary stocks contributed most to relative performance, as this sector gained on strong consumer spending data. Health-care and pharmaceutical companies also helped fund performance as investors sought attractively valued stocks in these areas.

* THE "NASDAQ-100(R)", "NASDAQ-100 INDEX(R)", AND "NASDAQ(R)" ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET (TOGETHER WITH ITS AFFILIATES, "NASDAQ") AND HAVE BEEN LICENSED FOR USE BY THE FUND. NASDAQ HAS NOT PASSED ON THE LEGALITY OR SUITABILITY OF THE FUND. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY NASDAQ. NASDAQ MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND DISCLAIMS ALL WARRANTIES INCLUDING ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE FUND OR THE INDEX, THEIR USE, THE RESULT TO BE OBTAINED FROM THEIR USE, OR ANY DATA INCLUDED THEREIN. NASDAQ SHALL HAVE NO LIABILITY FOR ANY DAMAGES, CLAIMS, LOSSES, OR EXPENSES WITH RESPECT TO THE FUND/INDEX. NASDAQ SHALL HAVE NO LIABILITY FOR ANY LOST PROFITS OR SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. FOR MORE DETAILS, SEE THE DISCLAIMER IN THE STATEMENT OF ADDITIONAL INFORMATION.

TOP 10 HOLDINGS

Microsoft Corp.                    7.7%
Qualcomm Inc.                      5.2
Intel Corp.                        5.1
Cisco Systems Inc.                 4.3
eBay Inc.                          3.4
Dell Inc.                          2.6
Amgen Inc.                         2.6
Nextel Communications Inc.         2.5
Comcast Corp.                      2.2
Oracle Corp.                       2.0

TOP FIVE INDUSTRIES

Packaged Software                 13.8%
Semiconductors                    12.8
Biotechnology                      8.8
Telecommunication Equipment        6.7
Other Consumer Services            5.3

DATA AS OF MAY 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES (WHICH MAY INCLUDE DEPOSITORY RECEIPTS) OF COMPANIES INCLUDED IN THE NASDAQ-100. THE "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., "PASSIVELY" MANAGES SUBSTANTIALLY ALL OF THE FUND'S ASSETS BY INVESTING IN SECURITIES IN APPROXIMATELY THE SAME PROPORTION AS THEY ARE REPRESENTED IN THE NASDAQ-100. FOR EXAMPLE, IF THE COMMON STOCK OF A SPECIFIC COMPANY REPRESENTS FIVE PERCENT OF THE NASDAQ-100, THE INVESTMENT MANAGER TYPICALLY WILL INVEST THE SAME PERCENTAGE OF THE FUND'S ASSETS IN THAT STOCK. THE NASDAQ-100 IS A WELL-KNOWN STOCK MARKET INDEX THAT IS COMPOSED OF EQUITY SECURITIES OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET. AS OF JANUARY 14, 2004, THE APPROXIMATE MARKET CAPITALIZATION RANGE OF COMPANIES INCLUDED IN THE NASDAQ-100 WAS BETWEEN $2 BILLION AND $299 BILLION. THE FUND WILL INVEST IN FOREIGN COMPANIES THAT ARE INCLUDED IN THE NASDAQ-100.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MAY 31, 2004

                         CLASS A SHARES*        CLASS B SHARES**         CLASS C SHARES+          CLASS D SHARES++
                        (SINCE 07/13/01)        (SINCE 07/13/01)        (SINCE 07/13/01)          (SINCE 07/13/01)
SYMBOL                             NSQAX                   NSQBX                   NSQCX                     NSQDX
1 YEAR                             22.16%(3)               21.15%(3)               21.15%(3)                 22.21%(3)
                                   15.74(4)                16.15(4)                20.15(4)                     --

SINCE INCEPTION                    (5.67)(3)               (6.42)(3)               (6.42)(3)                 (5.52)(3)
                                   (7.42)(4)               (7.39)(4)               (6.42)(4)                    --

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE NASDAQ-100 INDEX INCLUDES 100 OF THE LARGEST DOMESTIC AND INTERNATIONAL NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET BASED ON MARKET CAPITALIZATION. THE INDEX REFLECTS COMPANIES ACROSS MAJOR INDUSTRY GROUPS INCLUDING COMPUTER HARDWARE AND SOFTWARE, TELECOMMUNICATIONS, RETAIL/WHOLESALE TRADE AND BIOTECHNOLOGY. IT DOES NOT CONTAIN FINANCIAL COMPANIES INCLUDING INVESTMENT COMPANIES. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER MULTI-CAP GROWTH FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MULTI-CAP GROWTH FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

MORGAN STANLEY NASDAQ-100 INDEX FUND

PORTFOLIO OF INVESTMENTS - MAY 31, 2004 (UNAUDITED)

   NUMBER OF
    SHARES                                                     VALUE
-------------------------------------------------------------------------
                   COMMON STOCKS (93.7%)
                   ADVERTISING/MARKETING
                   SERVICES (0.3%)
          3,717    Lamar Advertising Co.*                 $       151,914
                                                          ---------------
                   AIR FREIGHT/COURIERS (0.6%)
          3,724    C.H. Robinson Worldwide, Inc.                  154,844
          4,602    Expeditors International of
                    Washington, Inc.                              209,115
                                                          ---------------
                                                                  363,959
                                                          ---------------
                   AIRLINES (0.1%)
          2,710    Ryanair Holdings PLC (ADR)
                    (Ireland)*                                     83,170
                                                          ---------------
                   APPAREL/FOOTWEAR (0.7%)
          9,157    Cintas Corp.                                   415,545
                                                          ---------------
                   APPAREL/FOOTWEAR RETAIL (0.3%)
          6,644    Ross Stores, Inc.                              174,006
                                                          ---------------
                   AUTO PARTS: O.E.M. (0.2%)
          3,579    Gentex Corp.                                   136,002
                                                          ---------------
                   BIOTECHNOLOGY (8.8%)
         26,696    Amgen Inc.*                                  1,460,271
         16,896    Biogen Idec Inc.*                            1,050,086
          2,281    Cephalon, Inc.*                                122,877
         11,702    Chiron Corp.*                                  523,664
         12,538    Genzyme Corp.*                                 546,406
          9,394    Gilead Sciences, Inc.*                         614,931
          2,179    Invitrogen Corp.*                              151,332
         11,852    MedImmune, Inc.*                               285,278
         14,741    Millennium
                    Pharmaceuticals, Inc.*                        219,788
                                                          ---------------
                                                                4,974,633
                                                          ---------------
                   CABLE/SATELLITE TV (2.8%)
         42,387    Comcast Corp. (Class A)*                     1,227,104
         11,337    EchoStar Communications
                    Corp. (Class A)*                              364,598
                                                          ---------------
                                                                1,591,702
                                                          ---------------
                   CHEMICALS: SPECIALTY (0.3%)
          2,971    Sigma-Aldrich Corp.                            169,674
                                                          ---------------
                   COMPUTER
                   COMMUNICATIONS (4.7%)
        109,555    Cisco Systems, Inc.*                   $     2,426,643
         11,596    Juniper Networks, Inc.*                        242,472
                                                          ---------------
                                                                2,669,115
                                                          ---------------
                   COMPUTER PERIPHERALS (0.9%)
         10,811    ATI Technologies Inc.
                    (Canada)*                                     178,057
         16,213    Network Appliance, Inc.*                       321,017
                                                          ---------------
                                                                  499,074
                                                          ---------------
                   COMPUTER PROCESSING
                   HARDWARE (4.2%)
         23,009    Apple Computer, Inc.*                          645,633
         42,028    Dell Inc.*                                   1,478,545
         63,796    Sun Microsystems, Inc.*                        269,857
                                                          ---------------
                                                                2,394,035
                                                          ---------------
                   CONTAINERS/PACKAGING (0.4%)
         11,003    Smurfit-Stone
                    Container Corp.*                              199,814
                                                          ---------------
                   CONTRACT DRILLING (0.2%)
          3,734    Patterson-UTI Energy, Inc.*                    114,484
                                                          ---------------
                   DATA PROCESSING
                   SERVICES (1.8%)
         10,863    Fiserv, Inc.*                                  410,839
         15,980    Paychex, Inc.                                  599,410
                                                          ---------------
                                                                1,010,249
                                                          ---------------
                   DISCOUNT STORES (1.0%)
         10,765    Costco Wholesale Corp.                         406,702
          4,946    Dollar Tree Stores, Inc.*                      137,993
                                                          ---------------
                                                                  544,695
                                                          ---------------
                   ELECTRICAL PRODUCTS (0.5%)
          8,905    American Power
                    Conversion Corp.                              161,180
          4,402    Molex Inc.                                     129,243
                                                          ---------------
                                                                  290,423
                                                          ---------------
                   ELECTRONIC COMPONENTS (1.8%)
         25,615    Flextronics International Ltd.
                    (Singapore)*                                  449,799

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                     VALUE
-------------------------------------------------------------------------
          4,311    QLogic Corp.*                          $       132,348
          6,514    SanDisk Corp.*                                 160,570
         24,710    Sanmina-SCI Corp.*                             261,432
                                                          ---------------
                                                                1,004,149
                                                          ---------------
                   ELECTRONIC DISTRIBUTORS (0.5%)
          3,862    CDW Corp.                                      271,344
                                                          ---------------
                   ELECTRONIC EQUIPMENT/
                   INSTRUMENTS (0.4%)
         72,733    JDS Uniphase Corp.*                            250,929
                                                          ---------------
                   ELECTRONIC PRODUCTION
                   EQUIPMENT (3.3%)
         38,899    Applied Materials, Inc.*                       776,424
         10,614    KLA-Tencor Corp.*                              511,383
          6,136    Lam Research Corp.*                            154,198
          6,928    Novellus Systems, Inc.*                        230,633
          6,405    Synopsys, Inc.*                                189,588
                                                          ---------------
                                                                1,862,226
                                                          ---------------
                   FOOD RETAIL (0.4%)
          2,666    Whole Foods Market, Inc.                       229,276
                                                          ---------------
                   HOME IMPROVEMENT
                   CHAINS (0.3%)
          3,236    Fastenal Co.                                   167,495
                                                          ---------------
                   INFORMATION TECHNOLOGY
                   SERVICES (1.3%)
          8,700    Citrix Systems, Inc.*                          183,135
         29,834    Level 3 Communications, Inc.*                  116,353
         22,944    PeopleSoft, Inc.*                              410,239
                                                          ---------------
                                                                  709,727
                                                          ---------------
                   INTERNET RETAIL (2.9%)
         11,978    Amazon.com, Inc.*                              578,418
         32,957    InterActiveCorp*                             1,030,236
                                                          ---------------
                                                                1,608,654
                                                          ---------------
                   INTERNET SOFTWARE/
                   SERVICES (3.1%)
         16,782    BEA Systems, Inc.*                             144,829
         10,838    Check Point Software
                    Technologies Ltd.*                            257,728
         26,043    Siebel Systems, Inc.*                          281,264
         10,180    VeriSign, Inc.*                        $       184,665
         28,544    Yahoo! Inc.*                                   875,159
                                                          ---------------
                                                                1,743,645
                                                          ---------------
                   MANAGED HEALTH CARE (0.1%)
          4,373    First Health Group Corp.*                       66,032
                                                          ---------------
                   MEDICAL DISTRIBUTORS (0.6%)
          1,811    Henry Schein, Inc.*                            121,627
          2,926    Patterson Dental Co.*                          222,142
                                                          ---------------
                                                                  343,769
                                                          ---------------
                   MEDICAL SPECIALTIES (1.4%)
         15,369    Biomet, Inc.*                                  616,604
          3,390    DENTSPLY International, Inc.                   167,500
                                                          ---------------
                                                                  784,104
                                                          ---------------
                   MEDICAL/NURSING SERVICES (0.3%)
          4,232    Lincare Holdings, Inc.*                        142,237
                                                          ---------------
                   MOVIES/ENTERTAINMENT (0.3%)
          2,481    Pixar, Inc.*                                   168,336
                                                          ---------------
                   OTHER CONSUMER SERVICES (5.3%)
          7,947    Apollo Group, Inc. (Class A)*                  745,429
          4,545    Career Education Corp.*                        308,924
         21,763    eBay Inc.*                                   1,932,554
                                                          ---------------
                                                                2,986,907
                                                          ---------------
                   PACKAGED SOFTWARE (13.8%)
         10,428    Adobe Systems, Inc.                            465,402
         10,579    Compuware Corp.*                                84,103
         11,065    Intuit Inc.*                                   433,527
          4,351    Mercury Interactive Corp.*                     208,587
        165,757    Microsoft Corp.**                            4,367,697
         97,255    Oracle Corp.*                                1,100,927
         14,521    Symantec Corp.*                                665,062
         19,500    VERITAS Software Corp.*                        518,700
                                                          ---------------
                                                                7,844,005
                                                          ---------------
                   PHARMACEUTICALS: OTHER (1.1%)
          9,053    Teva Pharmaceutical Industries
                    Ltd. (ADR) (Israel)                           599,037
                                                          ---------------
                   RECREATIONAL PRODUCTS (1.2%)
         13,445    Electronic Arts Inc.*                          683,409
                                                          ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                     VALUE
-------------------------------------------------------------------------
                   RESTAURANTS (1.8%)
         24,575    Starbucks Corp.*                       $       998,728
                                                          ---------------
                   SEMICONDUCTORS (12.8%)
         23,768    Altera Corp.*                                  544,050
          9,967    Broadcom Corp. (Class A)*                      420,707
        101,305    Intel Corp.                                  2,892,258
          6,301    Intersil Corp. (Class A)                       133,896
         18,622    Linear Technology Corp.                        738,549
          5,399    Marvell Technology Group Ltd.
                    (Bermuda)*                                    256,830
         20,508    Maxim Integrated
                    Products, Inc.                              1,042,422
          7,719    Microchip Technology Inc.                      244,769
          7,905    NVIDIA Corp.*                                  186,400
         20,406    Xilinx, Inc.                                   744,411
                                                          ---------------
                                                                7,204,292
                                                          ---------------
                   SERVICES TO THE HEALTH
                   INDUSTRY (0.4%)
          3,088    Express Scripts, Inc.
                    (Class A)*                                    241,667
                                                          ---------------
                   SPECIALTY STORES (2.3%)
         17,904    Bed Bath & Beyond Inc.*                        666,924
          6,321    PETSMART, Inc.                                 196,520
         14,966    Staples, Inc.                                  412,762
                                                          ---------------
                                                                1,276,206
                                                          ---------------
                   SPECIALTY
                   TELECOMMUNICATIONS (0.4%)
          9,026    PanAmSat Corp.*                                209,674
                                                          ---------------
                   TELECOMMUNICATION
                   EQUIPMENT (6.7%)
          8,932    Comverse Technology, Inc.*                     157,828
          4,472    Garmin Ltd. (Cayman Islands)*                  155,268
         43,325    QUALCOMM Inc.                                2,905,808
          4,094    Research In Motion Ltd.
                    (Canada)*                                     491,280
         10,626    Tellabs, Inc.*                                  84,370
                                                          ---------------
                                                                3,794,554
                                                          ---------------
                   TRUCKS/CONSTRUCTION/
                   FARM MACHINERY (0.9%)
          8,773    PACCAR, Inc.                           $       489,533
                                                          ---------------
                   WIRELESS
                   TELECOMMUNICATIONS (2.5%)
         61,132    Nextel Communications, Inc.
                    (Class A)*                                  1,413,983
                                                          ---------------
                   TOTAL COMMON STOCKS
                    (COST $46,833,400)                         52,876,412
                                                          ---------------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS
---------------
                   SHORT-TERM INVESTMENT (6.5%)
                   REPURCHASE AGREEMENT
$         3,650    Joint repurchase agreement
                    account 1.02% due
                    06/01/04 (dated 05/28/04;
                    proceeds $3,650,412) (a)
                    (COST $3,650,000)                           3,650,000
                                                          ---------------
TOTAL INVESTMENTS
 (COST $50,483,400) (b)(c)                       100.2%        56,526,412
LIABILITIES IN EXCESS OF
 OTHER ASSETS                                     (0.2)          (130,828)
                                                ------    ---------------
NET ASSETS                                       100.0%   $    56,395,584
                                                ======    ===============

----------
    ADR AMERICAN DEPOSITORY RECEIPT.
     *  NON-INCOME PRODUCING SECURITY.
    ** A PORTION OF THIS SECURITY IS PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $625,000.
    (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
    (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $2,474,095 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
    (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $9,268,943 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,225,931, RESULTING IN NET UNREALIZED APPRECIATION OF $6,043,012.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT MAY 31, 2004:

NUMBER OF                         DESCRIPTION, DELIVERY         UNDERLYING FACE    UNREALIZED
CONTRACTS      LONG/SHORT            MONTH, AND YEAR            AMOUNT AT VALUE   APPRECIATION
------------------------------------------------------------------------------------------------
   21             Long      Nasdaq-100 Index                    $     3,080,700   $    114,450
                            June/2004
   20             Long      Nasdaq-100 E-Mini                           586,800         24,800
                            June/2004
                                                                                  ------------
                            Total unrealized appreciation                         $    139,250
                                                                                  ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NASDAQ-100 INDEX FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $50,483,400)         $    56,526,412
Receivable for:
  Shares of beneficial interest sold                                   106,288
  Dividends                                                             15,122
Prepaid expenses and other assets                                       47,605
Receivable from affiliate                                                2,250
                                                               ---------------
      TOTAL ASSETS                                                  56,697,677
                                                               ---------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed                               206,411
  Distribution fee                                                      42,118
Accrued expenses and other payables                                     53,564
                                                               ---------------
      TOTAL LIABILITIES                                                302,093
                                                               ---------------
      NET ASSETS                                               $    56,395,584
                                                               ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                $    53,584,425
Net unrealized appreciation                                          6,182,262
Net investment loss                                                   (349,270)
Accumulated net realized loss                                       (3,021,833)
                                                               ---------------
      NET ASSETS                                               $    56,395,584
                                                               ===============
CLASS A SHARES:
Net Assets                                                     $     4,084,153
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              487,475
      NET ASSET VALUE PER SHARE                                $          8.38
                                                               ===============
      MAXIMUM OFFERING PRICE PER SHARE,
      (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)          $          8.84
                                                               ===============
CLASS B SHARES:
Net Assets                                                     $    40,416,033
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)            4,935,940
      NET ASSET VALUE PER SHARE                                $          8.19
                                                               ===============
CLASS C SHARES:
Net Assets                                                     $     9,936,464
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)            1,213,007
      NET ASSET VALUE PER SHARE                                $          8.19
                                                               ===============
CLASS D SHARES:
Net Assets                                                     $     1,958,934
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              232,502
      NET ASSET VALUE PER SHARE                                $          8.43
                                                               ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $366 foreign withholding tax)                $        53,137
Interest                                                                19,259
                                                               ---------------
    TOTAL INCOME                                                        72,396
                                                               ---------------
EXPENSES
Distribution fee (Class A shares)                                        3,972
Distribution fee (Class B shares)                                      202,975
Distribution fee (Class C shares)                                       47,815
Investment management fee                                              101,946
Transfer agent fees and expenses                                        45,660
Shareholder reports and notices                                         26,778
Professional fees                                                       25,740
Registration fees                                                       22,236
Custodian fees                                                           8,010
Trustees' fees and expenses                                                271
Other                                                                    8,526
                                                               ---------------
    TOTAL EXPENSES                                                     493,929
Less: amounts waived/reimbursed                                        (72,263)
                                                               ---------------
    NET EXPENSES                                                       421,666
                                                               ---------------
    NET INVESTMENT LOSS                                               (349,270)
                                                               ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
Investments                                                           (661,232)
Futures contracts                                                       28,463
                                                               ---------------
    NET REALIZED LOSS                                                 (632,769)
                                                               ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                          1,976,311
Futures contracts                                                       46,106
                                                               ---------------
    NET APPRECIATION                                                 2,022,417
                                                               ---------------
    NET GAIN                                                         1,389,648
                                                               ---------------
NET INCREASE                                                   $     1,040,378
                                                               ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE SIX          FOR THE YEAR
                                                                              MONTHS ENDED             ENDED
                                                                              MAY 31, 2004        NOVEMBER 30, 2003
                                                                           ------------------    --------------------
                                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                        $         (349,270)   $           (216,094)
Net realized loss                                                                    (632,769)               (582,690)
Net change in unrealized appreciation                                               2,022,417              10,302,233
                                                                           ------------------    --------------------

    NET INCREASE                                                                    1,040,378               9,503,449

Net increase from transactions in shares of beneficial interest                     4,342,120              16,224,275
                                                                           ------------------    --------------------

    NET INCREASE                                                                    5,382,498              25,727,724

NET ASSETS:
Beginning of period                                                                51,013,086              25,285,362
                                                                           ------------------    --------------------

END OF PERIOD
(INCLUDING A NET INVESTMENT LOSS OF $349,270 AND $0, RESPECTIVELY)         $       56,395,584    $         51,013,086
                                                                           ==================    ====================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NASDAQ-100 INDEX FUND

NOTES TO FINANCIAL STATEMENTS - MAY 31, 2004 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Nasdaq-100 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Nasdaq-100 Index (the "Nasdaq-100"). The Fund was organized as a Massachusetts business trust on April 10, 2001 and commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.20% to the net assets of the Fund determined as of the close of each business day. Prior to May 1, 2004, the annual rate was 0.40% of the average net assets of the Fund.

The Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.40% of the daily net assets of the Fund. (Prior to May 1, 2004, the limitation was 0.60%). At May 31, 2004, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $2,158,195 at May 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $68,346 and $2,239, respectively and received $39,479 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2004 aggregated $4,527,639 and $1,149,040, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $8,600.

At May 31, 2004, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affiliate of the Investment Manager and Distributor, held 92,363 Class D shares of beneficial interest of the Fund.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                           FOR THE YEAR
                                                           MONTHS ENDED                             ENDED
                                                           MAY 31, 2004                        NOVEMBER 30, 2003
                                                ----------------------------------      -------------------------------
                                                            (UNAUDITED)
                                                     SHARES            AMOUNT             SHARES            AMOUNT
                                                ---------------    ---------------      -----------    ----------------
CLASS A SHARES
Sold                                                    885,340    $     7,423,231          601,386    $      4,486,548
Redeemed                                               (735,974)        (6,208,844)        (412,656)         (3,169,201)
                                                ---------------    ---------------      -----------    ----------------
Net increase -- Class A                                 149,366          1,214,387          188,730           1,317,347
                                                ---------------    ---------------      -----------    ----------------
CLASS B SHARES
Sold                                                  1,131,845          9,302,177        3,100,543          21,267,645
Redeemed                                               (941,371)        (7,639,341)      (1,054,869)         (7,115,044)
                                                ---------------    ---------------      -----------    ----------------
Net increase -- Class B                                 190,474          1,662,836        2,045,674          14,152,601
                                                ---------------    ---------------      -----------    ----------------
CLASS C SHARES
Sold                                                    281,519          2,316,725          616,618           4,290,011
Redeemed                                               (150,807)        (1,231,624)        (167,244)         (1,114,703)
                                                ---------------    ---------------      -----------    ----------------
Net increase -- Class C                                 130,712          1,085,101          449,374           3,175,308
                                                ---------------    ---------------      -----------    ----------------
CLASS D SHARES
Sold                                                    200,758          1,671,720          332,469           2,228,931
Redeemed                                               (156,793)        (1,291,924)        (645,825)         (4,649,912)
                                                ---------------    ---------------      -----------    ----------------
Net increase (decrease) -- Class D                       43,965            379,796         (313,356)         (2,420,981)
                                                ---------------    ---------------      -----------    ----------------
Net increase in Fund                                    514,517    $     4,342,120        2,370,422    $     16,224,275
                                                ===============    ===============      ===========    ================

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the Nasdaq-100 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the Nasdaq-100.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of November 30, 2003, the Fund had a net capital loss carryforward of $1,999,487 of which $1,306,988 will expire on November 30, 2010 and $692,499 will expire on November 30, 2011 to offset future capital gains to the extent provided by regulations.

As of November 30, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital deferrals loss on wash sales and mark-to-market of open futures contracts.

8. LEGAL MATTERS

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY NASDAQ-100 INDEX FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                             FOR THE PERIOD
                                              FOR THE SIX            FOR THE YEAR        FOR THE YEAR        JULY 13, 2001*
                                             MONTHS ENDED               ENDED               ENDED               THROUGH
                                              MAY 31, 2004         NOVEMBER 30, 2003   NOVEMBER 30, 2002    NOVEMBER 30, 2001
                                           -----------------       -----------------   -----------------    -----------------
                                              (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $            8.17       $            6.40   $            9.13    $           10.00
                                           -----------------       -----------------   -----------------    -----------------
Income (loss) from investment operations:
 Net investment income (loss)++                        (0.02)                   0.00                0.00                 0.00
 Net realized and unrealized gain (loss)                0.23                    1.77               (2.68)               (0.87)
                                           -----------------       -----------------   -----------------    -----------------
Total income (loss) from investment
 operations                                             0.21                    1.77               (2.68)               (0.87)
                                           -----------------       -----------------   -----------------    -----------------

Less distributions from net realized gain                  -                       -               (0.05)                   -
                                           -----------------       -----------------   -----------------    -----------------

Net asset value, end of period             $            8.38       $            8.17   $            6.40    $            9.13
                                           =================       =================   =================    =================

TOTAL RETURN+                                           2.57%(1)               27.66%             (29.32)%              (8.70)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                0.82%(2)                0.30%               0.24%                0.25%(2)
Net investment income (loss)                           (0.56)%(2)               0.02%              (0.06)%               0.04%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $           4,084       $           2,760   $             956    $             462
Portfolio turnover rate                                    2%(1)                   2%                  7%                  10%(1)

----------
 *  COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                      EXPENSE   NET INVESTMENT
                   PERIOD ENDED        RATIO      LOSS RATIO
                 -----------------    -------   --------------
                 MAY 31, 2004          1.08%       (0.82)%
                 NOVEMBER 30, 2003     1.25        (0.93)
                 NOVEMBER 30, 2002     1.75        (1.57)
                 NOVEMBER 30, 2001     3.50        (3.21)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                             FOR THE PERIOD
                                              FOR THE SIX            FOR THE YEAR        FOR THE YEAR        JULY 13, 2001*
                                              MONTHS ENDED               ENDED               ENDED               THROUGH
                                              MAY 31, 2004         NOVEMBER 30, 2003   NOVEMBER 30, 2002    NOVEMBER 30, 2001
                                           -----------------       -----------------   -----------------    -----------------
                                              (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $            8.01       $            6.33   $            9.10    $           10.00
                                           -----------------       -----------------   -----------------    -----------------
Income (loss) from investment operations:
 Net investment loss++                                 (0.05)                  (0.05)              (0.06)               (0.02)
 Net realized and unrealized gain (loss)                0.23                    1.73               (2.66)               (0.88)
                                           -----------------       -----------------   -----------------    -----------------
Total income (loss) from investment
 operations                                             0.18                    1.68               (2.72)               (0.90)
                                           -----------------       -----------------   -----------------    -----------------

Less distributions from net realized gain                  -                       -               (0.05)                   -
                                           -----------------       -----------------   -----------------    -----------------

Net asset value, end of period             $            8.19       $            8.01   $            6.33    $            9.10
                                           =================       =================   =================    =================

TOTAL RETURN+                                           2.25%(1)               26.54%             (29.85)%              (9.00)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                1.60%(2)                1.06%               1.00%                1.00%(2)
Net investment loss                                    (1.34)%(2)              (0.74)%             (0.82)%              (0.71)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $          40,416       $          38,028   $          17,095    $          11,008
Portfolio turnover rate                                    2%(1)                   2%                  7%                  10%(1)

----------
 *  COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                      EXPENSE   NET INVESTMENT
                   PERIOD ENDED        RATIO      LOSS RATIO
                 -----------------    -------   --------------
                 MAY 31, 2004          1.86%       (1.60)%
                 NOVEMBER 30, 2003     2.01        (1.69)
                 NOVEMBER 30, 2002     2.51        (2.33)
                 NOVEMBER 30, 2001     4.25        (3.96)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                              FOR THE PERIOD
                                              FOR THE SIX            FOR THE YEAR        FOR THE YEAR         JULY 13, 2001*
                                              MONTHS ENDED               ENDED               ENDED              THROUGH
                                              MAY 31, 2004         NOVEMBER 30, 2003   NOVEMBER 30, 2002    NOVEMBER 30, 2001
                                           -----------------       -----------------   -----------------    -----------------
                                              (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $            8.02       $            6.33   $            9.10    $           10.00
                                           -----------------       -----------------   -----------------    -----------------
Income (loss) from investment operations:
 Net investment loss++                                 (0.05)                  (0.05)              (0.05)               (0.02)
 Net realized and unrealized gain (loss)                0.22                    1.74               (2.67)               (0.88)
                                           -----------------       -----------------   -----------------    -----------------
Total income (loss) from investment
 operations                                             0.17                    1.69               (2.72)               (0.90)
                                           -----------------       -----------------   -----------------    -----------------

Less distributions from net realized gain                  -                       -               (0.05)                   -
                                           -----------------       -----------------   -----------------    -----------------

Net asset value, end of period             $            8.19       $            8.02   $            6.33    $            9.10
                                           =================       =================   =================    =================

TOTAL RETURN+                                           2.12%(1)               26.70%             (29.85)%              (9.00)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                1.60%(2)                1.06%               1.00%                1.00%(2)
Net investment loss                                    (1.34)%(2)              (0.74)%             (0.82)%              (0.71)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $           9,936       $           8,677   $           4,009    $           2,262
Portfolio turnover rate                                    2%(1)                   2%                  7%                  10%(1)

----------
 *  COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                      EXPENSE   NET INVESTMENT
                   PERIOD ENDED        RATIO      LOSS RATIO
                 -----------------    -------   --------------
                 MAY 31, 2004          1.86%       (1.60)%
                 NOVEMBER 30, 2003     2.01        (1.69)
                 NOVEMBER 30, 2002     2.51        (2.33)
                 NOVEMBER 30, 2001     4.25        (3.96)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                              FOR THE PERIOD
                                              FOR THE SIX            FOR THE YEAR         FOR THE YEAR        JULY 13, 2001*
                                              MONTHS ENDED               ENDED                ENDED               THROUGH
                                              MAY 31, 2004         NOVEMBER 30, 2003    NOVEMBER 30, 2002    NOVEMBER 30, 2001
                                           -----------------       -----------------    -----------------    -----------------
                                              (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $            8.21       $            6.42    $            9.14    $           10.00
                                           -----------------       -----------------    -----------------    -----------------
Income (loss) from investment operations:
 Net investment income (loss)++                        (0.01)                   0.02                 0.01                 0.01
 Net realized and unrealized gain (loss)                0.23                    1.77                (2.68)               (0.87)
                                           -----------------       -----------------    -----------------    -----------------
Total income (loss) from investment
 operations                                             0.22                    1.79                (2.67)               (0.86)
                                           -----------------       -----------------    -----------------    -----------------

Less distributions from net realized gain                  -                       -                (0.05)                   -
                                           -----------------       -----------------    -----------------    -----------------

Net asset value, end of period             $            8.43       $            8.21    $            6.42    $            9.14
                                           =================       =================    =================    =================

TOTAL RETURN+                                           2.56%(1)               27.88%              (29.17)%              (8.60)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                0.60%(2)                0.06%                0.00%                0.00%(2)
Net investment income (loss)                           (0.34)%(2)               0.26%                0.18%                0.29%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $           1,959       $           1,548    $           3,224    $             886
Portfolio turnover rate                                    2%(1)                   2%                   7%                  10%(1)

----------
 *  COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                      EXPENSE   NET INVESTMENT
                   PERIOD ENDED        RATIO      LOSS RATIO
                 -----------------    -------   --------------
                 MAY 31, 2004           0.86%     (0.60)%
                 NOVEMBER 30, 2003      1.01      (0.69)
                 NOVEMBER 30, 2002      1.51      (1.33)
                 NOVEMBER 30, 2001      3.25      (2.96)

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                      NASDAQ-100
                                                                      INDEX FUND


                                                               SEMIANNUAL REPORT

                                                                    MAY 31, 2004


[MORGAN STANLEY LOGO]

39910RPT-RA04-00348P-Y05/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Nasdaq - 100 Index Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2004